1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
Megan C. Johnson megan.johnson@dechert.com +1 202 261 3351 Direct +1 202 261 3104 Fax

May 28, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Aberdeen Funds (“Registrant”) File Nos. 333-146680 and 811-22132 Post-Effective Amendment No. 105

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 105 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 107 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the purpose of registering shares of the Aberdeen International Sustainable Leaders Fund, Aberdeen Global Equity Impact Fund and Aberdeen Global High Income Fund, each a new series of the Registrant.

No fee is required in connection with this filing. Should you have any questions regarding this filing, please contact the undersigned at 202.261.3351.

Sincerely,

/s/ Megan C. Johnson

Megan C. Johnson